Income tax - Current and deferred portions of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (loss) before income tax expense
Singapore operations	$ 202,988	$ 257,005	$ 166,966
Other operations	13,132	(484,521)	121,011
Income (loss) before income tax expenses	216,120	(227,516)	287,977
Current income tax (expenses) benefit
Singapore operations	(20,022)	(23,688)	(23,049)
Other operations	3,955	2,221	(7,615)
Current income tax benefit (expenses), Total	(16,067)	(21,467)	(30,664)
Deferred income tax benefit (expenses)
Singapore operations	(10,360)	(602)	109
Other operations	9,998	8,584	11,699
Deferred income tax benefit (expenses), Total	(362)	7,982	11,808
Income tax (expenses) benefit
Singapore operations	(30,382)	(24,290)	(22,940)
Other operations	13,953	10,805	4,084
Income tax benefit (expenses), Total	$ (16,429)	$ (13,485)	$ (18,856)